Prepaid and Other Current Assets	12 Months Ended
Dec. 31, 2022
Disclosure of Prepaid and Other Current Assets [Abstract]
PREPAID AND OTHER CURRENT ASSETS	6. PREPAID AND OTHER CURRENT ASSETS
	December 31,	December 31,
	2022	2021
Prepaid insurance	$624,033	$743,750
Other prepaid expense	55,356	12,590
Security deposit	122,570	13,485
	$801,959	$769,825